S-K 1602, SPAC Registered Offerings	Dec. 17, 2025 USD ($)
Spac Offering Forepart Line Items
SPAC Offering Forepart, De-SPAC Consummation Timeframe	21 months
SPAC Offering Forepart, De-SPAC Consummation Timeframe Description [Text Block]	If we anticipate that we may not be able to consummate our initial business combination within 18 months from the closing of this initial public offering, subject to extension up to 21 months by means of three one-month extensions provided that $0.033 per public share is deposited into the trust account for each one-month extension and further provided that the Company has entered into an agreement for an initial business combination within that 18-month period, we may seek shareholder approval to extend the date by which we must consummate our initial business combination on terms to be specified in the relevant proxy solicitation statement. In the event an amendment to our amended and restated memorandum and articles of association is made (A) that would modify the substance or timing of our obligation to provide our public shareholders the right of redemption in connection with our initial business combination or to redeem 100% of our public shares if we do not complete our initial business combination within 18 months following the closing of this offering, subject to extension up to 21 months by means of three one-month extensions, or (B) with respect to any other provision of our amended and restated memorandum and articles of association relating to the rights of our public shareholders or pre-business combination activity, our amended and restated memorandum and articles of association also require us to provide our public shareholders who are not our sponsor, directors or officers with the opportunity to redeem their public shares upon the approval or effectiveness of any such amendment at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the trust account, including interest earned on the funds held in the trust account (net of taxes payable), divided by the number of then outstanding public shares, subject to the limitations described herein.
SPAC Offering Forepart, De-SPAC Consummation Timeframe May be Extended [Flag]	true
SPAC Offering Forepart, Security Holders Have the Opportunity to Redeem Securities [Flag]	true
SPAC Offering Forepart, Security Holder Redemptions Subject to Limitations [Flag]	true
SPAC Offering Forepart, Sponsor Compensation Material Dilution [Flag]	true
SPAC Offering Forepart, Adjusted Net Tangible Book Value Per Share [Table Text Block]

November 20, 2025
Offering Price of $10.00 and No Redemption	25% of Maximum Redemption		50% of Maximum Redemption		75% of Maximum Redemption		100% of Maximum Redemption
NTBV	NTBV	Difference between NTBV and Offering Price	NTBV	Difference between NTBV and Offering Price	NTBV	Difference between NTBV and Offering Price	NTBV	Difference between NTBV and Offering Price
Assuming Full Exercise of Over-Allotment Option
$7.79	$7.26	$2.74	$6.38	$3.62	$4.69	$5.31	$0.04	$9.96
Assuming No Exercise of Over-Allotment Option
$7.77	$7.24	$2.76	$6.36	$3.64	$4.67	$5.33	$0.05	$9.95

SPAC Offering Forepart, Actual or Material Conflict of Interest [Flag]	true
Spac Offering Prospectus Summary Line Items
SPAC, Trust or Escrow Account, Material Terms [Text Block]	Nasdaq rules provide that at least 90% of the gross proceeds from this offering and the sale of the private units be deposited in a trust account. Of the net proceeds of this offering and the sale of the private units, $60,000,000 or $10.00 per unit ($69,000,000, if the underwriters’ over-allotment option is exercised in full) will be placed into a U.S.-based trust account at JP Morgan Chase & Co. with Efficiency, acting as trustee. The remaining net proceeds of this offering and the sale of the private units will not be held in the trust account.Except for interest earned on the funds in the trust account that may be released to us to pay our tax obligations, the proceeds held in the trust account will not be released until the earlier of: (i) the completion of our initial business combination within the required period; (ii) our redemption of public shares if we have not completed an initial business combination within the required period; (iii) our redemption of public shares in connection with an amendment to our amended and restated memorandum and articles of association (A) that would modify the substance or timing of our obligation to allow redemption in connection with our initial business combination or to redeem 100% of our public shares if we do not complete our initial business combination within 18 months from the closing of this initial public offering, subject to extension up to 21 months by means of three one-month extensions provided that $0.033 per public share is deposited into the trust account for each one-month extension and further provided that the Company has entered into an agreement for an initial business combination within that 18-month period, or (B) with respect to any other provision of our amended and restated memorandum and articles of association relating to the rights of public shareholders or pre-business combination activity; and (iv) our liquidation. Therefore, unless and until our initial business combination is consummated, the proceeds held in the trust account will not be available for our use for any expenses related to this offering or expenses which we may incur related to the investigation and selection of a target business and the negotiation of an agreement in connection with our initial business combination.

Notwithstanding the foregoing, there will be released to us from the trust account any interest earned on the funds in the trust account that we need to pay our income or other tax obligations. With these exceptions, expenses incurred by us may be paid prior to a business combination only from the net proceeds of this offering not held in the trust account (estimated to initially be $800,000); provided, however, that in order to meet our working capital needs following the consummation of this offering until the completion of an initial business combination, our sponsor, officers and directors or their affiliates may, but are not obligated to, loan us funds, from time to time, in whatever amount they deem reasonable in their sole discretion. Such loans will be repayable upon the consummation of our initial business combination, and the lender has the option to convert up to $3,000,000 of such loans into private units at a price of $10.00 per unit prior to or upon the consummation of our initial business combination. If a business combination is not consummated, the loans will not be repaid except to the extent that we have funds available outside of the trust account.
SPAC, Trust or Escrow Account, Gross Offering Proceeds Placed, Amount	$ 60,000,000
SPAC, Trust or Escrow Account, Gross Offering Proceeds Placed, Percent	90.00%
SPAC, Securities Offered, Material Terms [Text Block]	6,000,000 units (or 6,900,000 units if the underwriter’s over-allotment option is exercised in full), at $10.00 per unit, each unit consisting of: ● one ordinary share, and ● one redeemable warrant.
SPAC, Securities Offered, Redemption Rights [Text Block]

Redemption rights for public shareholders upon consummation of our initial business combination

We will provide our public shareholders who are not our sponsor, directors or officers with the opportunity to redeem all or a portion their shares upon the consummation of our initial business combination, regardless of whether they vote for or against the proposed business combination or do not vote at all, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the trust account, including interest (net of taxes payable), divided by the number of the then issued and outstanding public shares, subject to the limitations described herein. The amount in the trust account is initially anticipated to be $10.00 per share, whether or not the underwriters’ over-allotment option is exercised in full. Our initial shareholders have agreed to (i) waive any right to exercise redemption rights with respect to any ordinary shares beneficially owned or to be owned by them, directly or indirectly, whether acquired before, in, or after the IPO (or to sell such shares to our company in a tender offer) and (ii) waive any and all Claims with respect to its insider shares, private shares and any Claim they may have in the future as a result of, or arising out of, any contracts or agreements with us, although they will be entitled to liquidating distributions from the trust account with respect to any public shares they hold if we fail to complete our initial business combination within the required period and to liquidating distributions from assets outside the trust account, and to not seek recourse against the trust account for any reason whatsoever.

Manner of conducting redemptions

At any general meeting called to approve an initial business combination, public shareholders may seek to redeem their shares, regardless of whether they vote for or against the proposed business combination or do not vote at all, into their pro rata share of the aggregate amount then on deposit in the trust account as of two business days prior to the consummation of the initial business combination, less any taxes then due but not yet paid. Alternatively, we may provide our public shareholders who are not our sponsor, directors or officers with the opportunity to sell their ordinary shares to us through a tender offer (and thereby avoid the need for a shareholder vote) for an amount equal to their pro rata share of the aggregate amount then on deposit in the trust account, less any taxes then due but not yet paid.

Notwithstanding the foregoing, a public shareholder, together with any affiliate of his or any other person with whom he is acting in concert or as a “group” (as defined in Section 13(d)(3) of the Exchange Act) will be restricted from seeking redemption rights in connection with any vote held to approve a proposed business combination with respect to more than 15% of the shares sold in this offering. Such a public shareholder would still be entitled to vote against a proposed business combination with respect to all shares owned by him or his affiliates. We believe this restriction will prevent shareholders from accumulating large blocks of shares before the vote held to approve a proposed business combination and attempt to use the redemption right as a means to force us or our management to purchase their shares at a significant premium to the then current market price. By limiting a shareholder’s ability to redeem no more than 15% of the shares sold in this offering, we believe we have limited the ability of a small group of shareholders to unreasonably attempt to block a transaction which is favored by our other public shareholders.

Our sponsor, officers and directors will not have redemption rights with respect to any ordinary shares owned by them, directly or indirectly, whether acquired prior to this offering or purchased by them in this offering or in the aftermarket.

We may require public shareholders, whether they are a record holder or hold their shares in “street name,” to either (i) tender their certificates (if any) to our transfer agent or (ii) deliver their shares to the transfer agent electronically using Depository Trust Company’s DWAC (Deposit/Withdrawal At Custodian) System, at the holder’s option, in each case prior to the date set forth in the proxy materials sent in connection with the proposal to approve the business combination, which can be up to two business days prior to the scheduled vote on the proposal to approve such business combination. There is a nominal cost associated with the above-referenced delivery process and the act of certificating the shares or delivering them through the DWAC System. The transfer agent will typically charge the tendering broker a nominal amount and it would be up to the broker whether or not to pass this cost on to the holder. However, this fee would be incurred regardless of whether or not we require holders seeking to exercise redemption rights to deliver their shares prior to a specified date. The need to deliver shares is a requirement of exercising redemption rights regardless of the timing of when such delivery must be effectuated. However, in the event we require shareholders seeking to exercise redemption rights to deliver their shares prior to the consummation of the proposed business combination and the proposed business combination is not consummated, this may result in an increased cost to shareholders.

Any proxy solicitation materials we furnish to shareholders in connection with a vote for any proposed business combination will indicate whether we are requiring shareholders to satisfy such certification and delivery requirements. Accordingly, a shareholder would have from the time the shareholder received our proxy statement up until the vote on the proposal to approve the business combination to deliver his shares if he wishes to seek to exercise his redemption rights. This time period varies depending on the specific facts of each transaction. However, as the delivery process can be accomplished by the shareholder, whether or not he is a record holder or his shares are held in “street name,” in a matter of hours by simply contacting the transfer agent or his broker and requesting delivery of his shares through the DWAC System, we believe this time period is sufficient for an average investor. However, we cannot assure you of this fact. Please see the risk factor titled “In connection with any general meeting called to approve a proposed initial business combination, we may require shareholders who wish to redeem their shares in connection with a proposed business combination to comply with specific requirements for redemption that may make it more difficult for them to exercise their redemption rights prior to the deadline for exercising their rights” for further information on the risks of failing to comply with these requirements.

Any request to redeem such shares, once made, may be withdrawn at any time up to the vote on the proposed business combination or the expiration of the tender offer. Furthermore, if a holder of public shares delivered its certificate in connection with an election of their redemption and subsequently decides prior to the applicable date not to elect to exercise such rights, it may simply request that the transfer agent return the certificate (physically or electronically).

If the initial business combination is not approved or completed for any reason, then our public shareholders who elected to exercise their redemption rights would not be entitled to redeem their shares for the applicable pro rata share of the trust account as of two business days prior to the consummation of the initial business combination. In such case, we will promptly return any shares delivered by public holders.

De-SPAC Consummation Timeframe Extension, Security Holders Voting or Redemption Rights [Flag]	true
SPAC Additional Financing Plans, Impact on Security Holders [Text Block]

Potential Additional Financings

We may need to obtain additional financing to complete our initial business combination, either because the transaction requires more cash than is available from the proceeds held in our trust account or because we become obligated to redeem a significant number of our public shares upon completion of the business combination, in which case we may issue additional securities or incur debt in connection with such business combination. If we raise additional funds through equity or convertible debt issuances, our public shareholders may suffer significant dilution and these securities could have rights that rank senior to our public shares. If we raise additional funds through the incurrence of indebtedness, such indebtedness would have rights that are senior to our equity securities and could contain covenants that restrict our operations. Further, as described above, due to the anti-dilution rights of our initial shares, our public shareholders may incur material dilution. In addition, we intend to target businesses with enterprise values that are greater than we could acquire with the net proceeds of this offering and the sale of the private units, and, as a result, if the cash portion of the purchase price exceeds the amount available from the trust account, net of amounts needed to satisfy any redemptions by public shareholders, we may be required to seek additional financing to complete such proposed initial business combination.

We may also obtain financing prior to the closing of our initial business combination to fund our working capital needs and transaction costs in connection with our search for and completion of our initial business combination. These financing transactions are typically designed to ensure a return on investment to the investor in exchange for assisting the Company in completing the business combination or providing sufficient liquidity to the combined company. The price of the shares we issue may therefore be lower, and potentially significantly lesser, than the market price for our shares at such time. These financing transactions may be significantly dilutive to the combined company, and represent the type of financing risk that is not associated with traditional initial public offerings. Any such additional financing, including issuance of equity or convertible securities, may significantly dilute the interests of our public shareholders. There is no limitation on our ability to raise funds through the issuance of equity or equity-linked securities or through loans, advances or other indebtedness in connection with our initial business combination, including pursuant to forward purchase agreements or backstop agreements we may enter into following consummation of this offering. Subject to compliance with applicable securities laws, we would only complete such financing simultaneously with the completion of our initial business combination. If we are unable to complete our initial business combination because we do not have sufficient funds available to us, we will be forced to liquidate the trust account. In addition, following our initial business combination, if cash on hand is insufficient, we may need to obtain additional financing in order to meet our obligations.

SPAC, Compensation and Securities Issuance, Material Dilution, Likelihood [Text Block]	The difference between the public offering price per share of ordinary shares, assuming no value is attributed to the units included in the units we are offering pursuant to this prospectus or the private units, and the pro forma net tangible book value per share of our ordinary shares after this offering constitutes the dilution to investors in this offering. Net tangible book value per share is determined by dividing our net tangible book value, which is our total tangible assets, less total liabilities (including the value of ordinary shares which may be redeemed for cash), by the number of issued and outstanding ordinary shares.
SPAC, Actual or Potential Material Conflict of Interest, Prospectus Summary [Text Block]	There are actual or potential material conflicts of interest between (i) our sponsor, officers, directors, promotors and their respective affiliates and (ii) our unaffiliated security holders (including purchasers of the public units being sold in this offering) with respect to determining whether to proceed with a de-SPAC transaction and the manner in which we compensate our sponsor, officers, directors, promotors and their respective affiliates. Because of the financial and personal interests described in more detail under “Our Sponsor, Officers and Directors — Conflicts of interest” on page 10, our sponsor, officers and directors may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination and the terms on which we will complete such business combination, and they may be incentivized to (i) pursue a target company that has a less favorable risk, stability or profitability profile for our public shareholders but would be easier, quicker and more certain to guide through the business combination process over a target company that has a better risk, stability or profitability profile for our public shareholders but may take a longer time to diligence and go through the business combination process or (ii) effect our initial business combination with less desirable terms and conditions in order complete a business combination within the required period, both of which could cause our public shareholders to experience a negative rate of return or lose significant value on their shares of the combined company. Further, each of our officers and directors may have a conflict of interest with respect to evaluating a particular business combination if the retention or resignation of any such officers and directors was included by a target business as a condition to any agreement with respect to our initial business combination. In addition, conflicts of interest may arise because our officers and directors are not required to commit their full time to our affairs, and, as described in “Management — Conflicts of Interest” on page 130, certain of our officers and directors presently have, and any of them in the future may have, additional, fiduciary, contractual or other obligations or duties to one or more other entities. Accordingly, if such officers or directors become aware of a business combination opportunity which is suitable for one or more entities to which he or she has fiduciary, contractual or other obligations or duties, he or she will honor these obligations and duties to present such business combination opportunity to such entities, and may only present it to us if such entities reject the opportunity and he or she determines to present the opportunity to us. These conflicts may not be resolved in our favor and a potential target business may be presented to another entity prior to its presentation to us. If our officers and directors are required to devote more substantial amounts of time to their other business affairs or present a business combination opportunity to such entities, our ability to consummate our initial business combination could be materially and adversely affected. For more details on related risks, see the sections titled “Risk Factors — Risks Associated with Our Business and Securities — The financial and personal interests of our sponsor, officers and directors may influence their motivation in determining whether a particular target business is appropriate for a business combination” on page 47, “Risk Factors — Risks Associated with Our Business and Securities — We may acquire a target business that is affiliated with our sponsor, officers and directors or their affiliates” on page 50, “Risk Factors — Risks Associated with Our Business and Securities — We are not required to obtain a fairness opinion unless our board is unable to independently determine the fair market value of a target business or businesses. Consequently, you may have no assurance from an independent source that the price we are paying for the business is fair to our company from a financial point of view” on page 51, “Risk Factors — Risks Associated with Our Business and Securities — Our officers and directors may negotiate employment or consulting agreements with a target business in connection with a particular business combination. These agreements may provide for them to receive compensation following a business combination and as a result, may cause them to have conflicts of interest in determining whether a particular business combination is the most advantageous” on page 51, “Risk Factors — Risks Associated with Our Business and Securities — Our officers and directors will allocate their time to other businesses, including those that are similar in nature to ours, thereby potentially limiting the amount of time they devote to our affairs. This conflict of interest could have a negative impact on our ability to consummate our initial business combination” on page 46, “Risk Factors — Risks Associated with Our Business and Securities — Certain of our officers and directors presently have, and any of them in the future may have, additional, fiduciary, contractual or other obligations or duties and accordingly, may have conflicts of interest in determining to which entity a particular business opportunity should be presented” on page 47 and “Risk Factors — Risks Associated with Our Business and Securities — Certain of our officers and directors may in the future become, affiliated with entities engaged in business activities similar to those intended to be conducted by us and, accordingly, may have conflicts of interest in allocating their time and determining to which entity a particular business opportunity should be presented” on page 46.
Spac Offering Dilution Line Items
SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Table Text Block]

The following tables illustrate the dilution to the public shareholders on a per-share basis:

Assumes Full Exercise of Over-Allotment Option

	No Redemptions	25% of Maximum Redemptions	50% of Maximum Redemptions	75% of Maximum Redemptions	Maximum Redemptions
Public offering price	$10.00	$10.00	$10.00	$10.00	$10.00
NTBV per share before this offering	(0.04)	(0.04)	(0.04)	(0.04)	(0.04)
Increase attributable to this offering and private placement	7.83	7.30	6.42	4.73	0.08
Pro forma NTBV after this offering *	7.79	7.26	6.38	4.69	0.04
Dilution to public shareholders	$2.21	$2.74	$3.62	$5.31	$9.96
Percentage of dilution to public shareholders	22.1%	27.4%	36.2%	53.1%	99.6%

*	See following table for numerator of the pro forma net tangible book value divided by denominator of the shares outstanding. We assume the net tangible book value before this offering will be increased by net proceeds from this offering and offering costs accrued in advance but further set off by deferred underwriting commissions and proceeds held in trust subject to redemption.

Assuming No Exercise of Over-Allotment Option

	No Redemptions	25% of Maximum Redemptions	50% of Maximum Redemptions	75% of Maximum Redemptions	Maximum Redemptions
Public offering price	$10.00	$10.00	$10.00	$10.00	$10.00
NTBV per share before this offering	(0.04)	(0.04)	(0.04)	(0.04)	(0.04)
Increase attributable to this offering and private placement	7.81	7.28	6.40	4.71	0.09
Pro forma NTBV after this offering**	7.77	7.24	6.36	4.67	0.05
Dilution to public shareholders	$2.23	$2.76	$3.64	$5.33	$9.95
Percentage of dilution to public shareholders	22.3%	27.6%	36.4%	53.3%	99.5%

**	See following table for numerator of the pro forma net tangible book value divided by denominator of the shares outstanding. We assume the net tangible book value before this offering will be increased by net proceeds from this offering and offering costs accrued in advance but further set off by deferred underwriting commissions and proceeds held in trust subject to redemption.

The pro forma NTBV per share after this offering for each of the redemption scenarios is calculated as follows:

Assuming Full Exercise of Over-Allotment Option

	As of November 20, 2025*
	Scenario	Scenario A	Scenario B	Scenario C	Scenario D
	No	25%	50%	75%	100%
	Redemptions	Redemptions(1)	Redemptions(2)	Redemptions(3)	Redemptions(4)
	*The pro forma net tangible book value per share after the offering is calculated as follows

Numerator:
Net tangible book value before this offering	$(72,103)	$(72,103)	$(72,103)	$(72,103)	$(72,103)
Net proceeds from this offering and sale of the private units, net of expenses(9)	69,800,000	69,800,000	69,800,000	69,800,000	69,800,000
Plus: Offering costs accrued in advance, excluded from tangible book value	46,500	46,500	46,500	46,500	46,500
Less: Deferred underwriting commissions	(690,000)	(690,000)	(690,000)	(690,000)	(690,000)
Less: Proceeds held in trust subject to redemption (10)	-	(17,250,000)	(34,500,000)	(51,750,000)	(69,000,000)
	$69,084,397	$51,834,397	34,584,397	17,334,397	84,397
Denominator:
Ordinary shares issued and outstanding prior to this offering	1,725,000	1,725,000	1,725,000	1,725,000	1,725,000
Ordinary shares included in the public units offered	6,900,000	6,900,000	6,900,000	6,900,000	6,900,000
Ordinary shares included in the private units	243,500	243,500	243,500	243,500	243,500
Less: Ordinary shares subject to redemption	-	(1,725,000)	(3,450,000)	(5,175,000)	(6,900,000)
	8,868,500	7,143,500	5,418,500	3,693,500	1,968,500

(1)	The numbers set forth in this column assume that 1,725,000 public shares, or 25% of 6,900,000 public shares, are redeemed.
(2)	The numbers set forth in this column assume that 3,450,000 public shares, or 50% of 6,900,000 public shares, are redeemed.
(3)	The numbers set forth in this column assume that 5,175,000 public shares, or 75% of 6,900,000 public shares, are redeemed.
(4)	The numbers set forth in this column assume that 6,900,000 public shares or 100% of 6,900,000 public shares are redeemed.

Assuming No Exercise of Over-Allotment Option

	As of November 20, 2025**
	Scenario No redemptions	Scenario A 25% redemptions(5)	Scenario B 50% redemptions(6)	Scenario C 75% redemptions(7)	Scenario D 100% redemptions(8)
	*The pro forma net tangible book value per share after the offering is calculated as follows

Numerator:
Net tangible book value before this offering	$(72,103)	$(72,103)	$(72,103)	$(72,103)	$(72,103)
Net proceeds from this offering and sale of the private units, net of expenses(9)	60,800,000	60,800,000	60,800,000	60,800,000	60,800,000
Plus: Offering costs accrued in advance, excluded from tangible book value	46,500	46,500	46,500	46,500	46,500
Less: Deferred underwriting commissions	(600,000)	(600,000)	(600,000)	(600,000)	(600,000)
Less: Over-allotment liabilities	(87,030)	(87,030)	(87,030)	(87,030)	(87,030)
Less: Proceeds held in trust subject to redemption (10)	-	(15,000,000)	(30,000,000)	(45,000,000)	(60,000,000)
	$60,087,367	$45,087,367	$30,087,367	$15,087,367	$87,367
Denominator:
Ordinary shares issued and outstanding prior to this offering	1,500,000	1,500,000	1,500,000	1,500,000	1,500,000
Ordinary shares included in the public units offered	6,000,000	6,000,000	6,000,000	6,000,000	6,000,000
Ordinary shares included in the private units	230,000	230,000	230,000	230,000	230,000
Less: Ordinary shares subject to redemption	-	(1,500,000)	(3,000,000)	(4,500,000)	(6,000,000)
	7,730,000	6,230,000	4,730,000	3,230,000	1,730,000

(5)	The numbers set forth in this column assume that 1,500,000 public shares, or 25% of 6,000,000 public shares, are redeemed.
(6)	The numbers set forth in this column assume that 3,000,000 public shares, or 50% of 6,000,000 public shares, are redeemed.
(7)	The numbers set forth in this column assume that 4,500,000 public shares, or 75% of 6,000,000 public shares, are redeemed.
(8)	The numbers set forth in this column assume that 6,000,000 public shares, or 100% of 6,000,000 public shares are redeemed.
(9)	The numbers set forth in this row assume that $60,000,000 will be held in the trust account (or $69,000,000 if the underwriter’s over-allotment option is fully exercised) plus $800,000 in working capital held outside the trust account immediately after the offering. See “Use of Proceeds.”
(10)	If we seek shareholder approval of our initial business combination and we do not conduct redemptions in connection with our initial business combination pursuant to the tender offer rules, our sponsor, directors, executive officers, advisors or any of their affiliates may purchase public shares or public units in privately negotiated transactions or in the open market either prior to or following the completion of our initial business combination. In the event of any such purchases of our shares prior to the completion of our initial business combination, the number of ordinary shares subject to redemption will be reduced by the amount of any such purchases, increasing the pro forma net tangible book value per share. See “Proposed Business — Effecting Our Initial Business Combination — Permitted purchases of our securities by our affiliates.”

SPAC, Material Potential Source of Future Dilution of Shares not Tendered [Text Block]

In addition to the potential dilution reflected in the table above, there are several material sources of future dilution that may occur following this offering. For example, prior to, in connection with, or after our initial business combination, we may issue additional ordinary shares or other equity securities to raise capital, to fulfill our obligations under working capital loans that we may obtain from our sponsor, officers, directors or their affiliates (should the lender elect to convert up to $3,000,000 of such loans into private units at a price of $10.00 per unit), or under an employee incentive plan that is intended to attract and retain management, employees and advisors. The issuance of additional ordinary or other equity securities may significantly dilute the equity interest of investors in this offering. If such issuances are made at prices below the market value or net tangible book value of our shares at the time of issuance, the equity interest of investors in this offering will be further diluted.